OTHER LIABILITIES	12 Months Ended
Jun. 30, 2018
OTHER LIABILITY [Abstract]
OTHER LIABILITIES

12.	OTHER LIABILITIES

	2018 US$000	2017 US$000

Deferred consideration payable [1]	-	3,750
	-	3,750

Notes:

[1]
As part of the Group’s original acquisition of the Buck Creek coal leases in 2012, a final vendor payment of US$3.75 million was payable by the Group by the earlier of December 31, 2017 or the date on which the Group closes on a debt financing that provides sufficient funds for the development, construction and operation of the Poplar Grove Mine. Refer to Note 7 for further information.